UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 53.1%
	DEBT FUNDS - 53.1%
40,832	PIMCO Total Return Fund	$ 452,830
53,791	Vanguard Limited-Term Tax-Exempt Fund	599,234
56,541	Vanguard Short-Term Bond Index Fund	599,903
37,673	Vanguard Short-Term Tax-Exempt Fund	600,137
111,411	Vanguard Short-Term Treasury Fund	1,197,669
186,458	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	900,594
	TOTAL MUTUAL FUNDS (Cost - $4,351,588)	4,350,367

	SHORT-TERM INVESTMENTS - 9.5%
	MONEY MARKET FUND - 9.5%
776,042	Fidelity Institutional Money Market Funds - Money Market Portfolio to yield 0.20%
	(Cost - $776,042) (a)	776,042

	TOTAL INVESTMENTS - 62.6% (Cost - $5,127,630) (b)	$ 5,126,409
	OTHER ASSETS LESS LIABILITIES - 37.4%	3,061,904
	TOTAL NET ASSETS - 100.0%	$ 8,188,313

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 2,270
	Unrealized depreciation:	(3,491)
	Net unrealized depreciation:	$ (1,221)

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(14)	Australian Dollar - June 2012
	(Underlying Face Amount at Value $1,463,460) +	$ 25,800
(7)	British Pound - June 2012
	(Underlying Face Amount at Value $692,931) +	(6,544)
(30)	Brent Crude - June 2012
	(Underlying Face Amount at Value $3,729,680) ++	67,280
(2)	Cattle Feeder - May 2012
	(Underlying Face Amount at Value $154,975) ++	5,850
(7)	Cocoa - May 2012
	(Underlying Face Amount at Value $157,500) ++	2,170
(9)	Coffee - May 2012
	(Underlying Face Amount at Value $619,313) ++	3,544
(7)	Copper - May 2012
	(Underlying Face Amount at Value $677,775) ++	8,400
(4)	Cotton - May 2012
	(Underlying Face Amount at Value $175,480) ++	(11,560)
(29)	Crude Oil - May 2012
	(Underlying Face Amount at Value $3,128,460) ++	140,880
(4)	Crude Oil - December 2012
	(Underlying Face Amount at Value $420,920) ++	-
(9)	Euro - June 2012
	(Underlying Face Amount at Value $1,479,950) +	(20,688)
(13)	Gas Oil - May 2012
	(Underlying Face Amount at Value $1,355,250) ++	37,375
(8)	Japanese Yen - June 2012
	(Underlying Face Amount at Value $1,204,875) +	(2,925)
(24)	Lean Hogs - June 2012
	(Underlying Face Amount at Value $896,990) ++	29,150
(19)	Live Cattle - June 2012
	(Underlying Face Amount at Value $932,740) ++	50,000
(34)	Natural Gas - May 2012
	(Underlying Face Amount at Value $828,930) ++	106,090
(22)	Soybean Oil - May 2012
	(Underlying Face Amount at Value $732,072) ++	4,752
(2)	Soybean Oil - July 2012
	(Underlying Face Amount at Value $67,104) ++	492
(9)	Wheat Kansas - July 2012
	(Underlying Face Amount at Value $316,713) ++	(1,438)
(7)	Wheat (CBT) - July 2012
	(Underlying Face Amount at Value $234,238) ++	(1,663)
	Net Unrealized Appreciation on Short Futures Contracts	436,965

	OPEN LONG FUTURES CONTRACTS
30	Brent Crude - May 2012
	(Underlying Face Amount at Value $3,749,630) ++	(63,230)
3	Canadian Dollar - June 2012
	(Underlying Face Amount at Value $301,530) +	(1,230)
2	Cattle Feeder - August 2012
	(Underlying Face Amount at Value $156,800) ++	(4,100)
7	Cocoa - July 2012
	(Underlying Face Amount at Value $159,110) ++	(1,890)
9	Coffee - September 2012
	(Underlying Face Amount at Value $624,244) ++	9,750
7	Copper - September 2012
	(Underlying Face Amount at Value $679,925) ++	(7,488)
2	Cotton - July 2012
	(Underlying Face Amount at Value $93,455) ++	465
2	Cotton - December 2012
	(Underlying Face Amount at Value $88,490) ++	2,510
11	Crude Oil - August 2012
	(Underlying Face Amount at Value $1,199,440) ++	(51,040)
18	Crude Oil - September 2012
	(Underlying Face Amount at Value $1,882,280) ++	1,600
4	Crude Oil - December 2013
	(Underlying Face Amount at Value $408,520) ++	520
2	Euro - June 2012
	(Underlying Face Amount at Value $333,475) ++	-
13	Gas Oil - April 2012
	(Underlying Face Amount at Value $1,355,575) ++	(37,050)
10	Lean Hogs - April 2012
	(Underlying Face Amount at Value $343,680) ++	(9,980)
5	Lean Hogs - July 2012
	(Underlying Face Amount at Value $187,520) ++	(4,220)
9	Lean Hogs - August 2012
	(Underlying Face Amount at Value $338,390) ++	(7,730)
19	Live Cattle - August 2012
	(Underlying Face Amount at Value $947,950) ++	(38,420)
3	Mexican Peso - June 2012
	(Underlying Face Amount at Value $117,488) +	(1,238)
13	Natural Gas - July 2012
	(Underlying Face Amount at Value $343,850) ++	(33,280)
21	Natural Gas - August 2012
	(Underlying Face Amount at Value $550,690) ++	(33,880)
24	Soybean Oil - December 2012
	(Underlying Face Amount at Value $814,320) ++	(5,328)
4	Swiss Franc - June 2012
	(Underlying Face Amount at Value $553,700) ++	600
6	Wheat Kansas - May 2012
	(Underlying Face Amount at Value $209,213) ++	38
3	Wheat Kansas - September 2012
	(Underlying Face Amount at Value $106,663) ++	1,638
7	Wheat (CBT) - September 2012
	(Underlying Face Amount at Value $239,200) ++	2,300
	Net Unrealized Depreciation on Long Futures Contracts	(280,683)

	Net Unrealized Gain from Futures Contracts	$ 156,282

+ All or a portion of this investment is a holding of AlphaMetrix Diversified Offshore II Fund Ltd.
++ All or a portion of this investment is a holding of AlphaMetrix Diversified Offshore Fund Ltd.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Consolidated Portfolio of Investments at March 31, 2012 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 225,340	$ -	$ -	$ 225,340
Short-Term Investment	17,029	-	-	17,029
Short Futures Contracts	436,965	-	-	436,965
Total	$ 679,334	$ -	$ -	$ 679,334

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 280,683	$ -	$ -	$ 280,683

Consolidation of Subsidiaries – Quantitative Managed Futures Strategy Fund ("QMFSF") with QMFS Fund Limited ("QMFS-CFC") – The consolidated financial statements include the accounts of QMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

QMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with QMFSF's investment objectives and policies.

QMFS-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate QMFSF's pursuit of its investment objective.   The managed futures programs have been accessed by investments in “systematic trading companies” and operations of the systematic trading companies were consolidated during the current period. The positions in the systematic trading companies were liquidated prior to year end and therefore are not shown in the Consolidated Portfolio of Investments. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, QMFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the QMFSF Prospectus.

A summary of the QMFSF's investments in the CFC is as follows:

	Inception Date of QMFS-CFC	QMFS-CFC Net Assets at March 31, 2012	% Of Total Net Assets at March 31, 2012
QMFS-CFC	3/12/2012	$1,547,697	18.90%

For tax purposes, QMFS-CFC is an exempted Cayman investment company. QMFS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QMFS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, QMFS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/25/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/25/12